Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
(25) Subsequent Events
On March 26, 2024, the Company entered into a new amendment to the Amended and Restated Credit Agreement. This amendment provides for an additional principal amount of $15.7 million and specifies an exit fee equal to 8.5% of the additional principal amount, due and payable upon full repayment of the principal. This additional principal amount requires repayments of $0.6 million on June 15, 2025, $0.8 million on December 15, 2025, and $0.9 million on June 15, 2026, with all remaining amounts due upon maturity on June 23, 2026. As part of the new amendment, the Company recognized expenses of $0.5 million upon funding of the additional principal.
On March 13, 2024, the Company entered into a binding term sheet with a third-party to acquire kiosks with a total value of approximately $4.6 million. The Company intends to establish lease arrangements with third-party lessors as the kiosks become available. The Company expects to receive these kiosk over the next several months.